COMMITMENTS AND CONTINGENT LIABILITIES (Legal Proceedings) (Details) - inContact [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Damages sought in litigation matter	$ 20,000
Amended damages sought in litigation matter	14,400
Portion of amended damages sought relating to pre-judgement interest	5,000
Latest monetary value sought in litigation matter	$ 9,200